Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	Jul. 12, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2013